Lease	12 Months Ended
Dec. 31, 2025
Lease
Lease
11.	Lease

The Group has operating leases for its office space including lease arrangements with third parties. Short-term leases include office leases with a term of 12 months or less. The Group has elected to apply the practical expedient to not separate the lease component and its associated non-lease component.

The following components of lease costs are included in the Group’s consolidated statement of operations and comprehensive loss:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Long-term lease expense	—	—	30
Short-term lease expense	—	—	15
Total lease costs	—	—	45

For the years ended December 31, 2023, 2024 and 2025, no impairment of right-of-use assets was recorded from continuing operations.

The following table presents supplemental information related to operating leases:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Other information
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows for operating leases	—	—	27
Supplemental lease cash flow disclosure
Right-of-use assets obtained in exchange for new operating lease liabilities	—	—	—
Weighted-average remaining lease term (years)	—	—	1.25
Weighted-average discount rate	—	—	6.0%

As of December 31, 2025, future minimum lease payments are as follows:

For the year ending December 31,	Amount
US$
2026	88
2027	24
Total lease payments	112
Less: imputed interest	(3)
Present value of lease liabilities	109